EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands	Jan. 31, 2026 USD ($)
Entering into significant borrowing arrangements
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Deferred consideration liability	$ 3,852